Notes and Loan Payable (Details 1) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Period Ending September 30,
2019	$ 7,997	$ 3,367
2020	1,000	1,000
2021		1,020
Total	$ 8,997	$ 5,387